CANADA EMERGENCY WAGE SUBSIDY	12 Months Ended
Dec. 31, 2020
Emergency Wage Subsidy [Abstract]
CANADA EMERGENCY WAGE SUBSIDY [Text Block]

6. CANADA EMERGENCY WAGE SUBSIDY

In March 2020, the Government of Canada announced the Canada Emergency Wage Subsidy ("CEWS") program and enacted Bill C-14 in April 2020. The CEWS program provides eligible employers with subsidies on employee remuneration, commencing retroactively from March 15, 2020. As of December 31, 2020, the Government of Canada has extended the CEWS program through to June 2021.

During 2020, the Corporation recorded subsidies of $5,322, of which $5,260 was recognized as a reduction of employment costs and $62 related to eligible costs incurred in connection with the development of software to be used internally or for providing services to customers, was capitalized as intangible assets. As at December 31, 2020, the Corporation had received payment of subsidies of $4,863 and the remaining balance of $459 was recorded in accounts receivable in the consolidated statements of financial position.